Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 65,247	$ 19,630
Prepaid expenses and other current assets	6,272	2,196
Amounts due from subsidiaries	0	2,255
Total current assets	74,257	88,947
Other non-current assets	170	77
Amount due from related parties non-current	0	67,985
TOTAL ASSETS	170,175	213,673
Current liabilities
Short-term debt	1,585	11,400
Accrued expenses and other current liabilities	12,054	10,834
Contingent consideration	0	407
Total current liabilities	33,100	81,103
Long-term contingent consideration	0	1,652
TOTAL LIABILITIES	33,163	84,929
Shareholders' equity
Additional paid-in capital	772,207	741,130
Accumulated deficit	(620,391)	(634,054)
Accumulated other comprehensive loss	(10,012)	(9,706)
Total Renren lnc. shareholders' equity	149,637	105,157
TOTAL LIABILITIES AND EQUITY	170,175	213,673
Class A ordinary shares
Shareholders' equity
Ordinary shares	816	770
Class B ordinary shares
Shareholders' equity
Ordinary shares	305	305
Reportable Legal Entities | Parent Company
Current assets
Cash and cash equivalents	2,419	1,933
Prepaid expenses and other current assets	4,005	1,058
Amounts due from subsidiaries	475,011	432,494
Total current assets	481,435	435,485
Other non-current assets	75	0
Long-term investments	36,519	0
Amount due from related parties non-current	0	67,985
TOTAL ASSETS	518,029	503,470
Current liabilities
Short-term debt	0	11,400
Accrued expenses and other current liabilities	1,732	2,167
Contingent consideration	0	407
Total current liabilities	1,732	13,974
Long-term contingent consideration	0	1,652
Deficit of investment in subsidiaries and VIE	366,660	382,687
TOTAL LIABILITIES	368,392	398,313
Shareholders' equity
Additional paid-in capital	772,207	741,130
Accumulated deficit	(613,679)	(627,342)
Accumulated other comprehensive loss	(10,012)	(9,706)
Total Renren lnc. shareholders' equity	149,637	105,157
TOTAL LIABILITIES AND EQUITY	518,029	503,470
Reportable Legal Entities | Parent Company | Class A ordinary shares
Shareholders' equity
Ordinary shares	816	770
Reportable Legal Entities | Parent Company | Class B ordinary shares
Shareholders' equity
Ordinary shares	$ 305	$ 305